Income Taxes (Tax effects of temporary differences, give rise to deferred tax assets and liabilities) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets - current:
Provision of allowance for doubtful accounts	$ 812,000	5,038,000		4,361,000
Accrued payroll and expense	3,147,000	19,527,000		18,418,000
Total current deferred tax assets	3,959,000	24,565,000		22,779,000
Deferred tax assets - non-current:
Net operating loss carryforward	1,145,000	7,101,000		5,569,000
Less: valuation allowance	(1,145,000)	(7,101,000)	(898,000)	(5,569,000)	(1,743,000)	(750,000)
Total non-current deferred tax assets, net	0	0		0
Deferred tax liabilities - non-current:
Equity investments acquired in disposition of subsidiaries	211,000	1,312,000		0
Net operating loss carryforward	3,900,000	24,400,000
Net operating tax loss carryforward, expire in 2016		1,000,000
Net operating tax loss carryforward, expire in 2017		5,900,000
Net operating tax loss carryforward, expire in 2018		4,900,000
Net operating tax loss carryforward, expire in 2019		12,600,000